The Prudential Insurance Company of America   Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department


                                              The Prudential Insurance Company
                                              of America
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              May 2, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                      Re: The Prudential Variable Contract Real Property Account
                         (Registration No. 33-20083-01)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 16 and (ii) that the text of Post-Effective Amendment No. 16 was filed electronically on April 10, 2003 (Accession No. 0001169232-03-002791).




                                By:  _/s/_______________________
                                      ---
                                     Thomas C. Castano
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America


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